Investment Objectives and Goals - Conductor Global Equity Value ETF	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Conductor Global Equity Value ETF – FUND SUMMARY
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Conductor Global Equity Value ETF (the “Fund”) seeks to provide long-term risk-adjusted total return.